Financial Investment Designated at Fair Value Through OCI (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Investment Designated at Fair Value Through OCI (Details) [Line Items]
Number of investment shares of fossal S.A.A		9,148,373
Equity investments [member]
Financial Investment Designated at Fair Value Through OCI (Details) [Line Items]
Number of investment shares of fossal S.A.A	9,148,373
Percentage of shares equity	7.76%
Charge in other comprehensive income (in Nuevos Soles)	S/ 17,532,000